3. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment of oil & gas properties	$ 180,481	$ 137,329	$ 164,566
Cash equivalent balances	0	0
Allowance for doubtful accounts	0	$ 0
Impairment loss on intangible assets	$ 0
Common Stock Options [Member]
Antidilutive stock	447,000	447,000
Warrants
Antidilutive stock	2,831,338	3,131,556